Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,249)	$ (2,249)
Change in accounts payable	500	500
Changes in working capital		1,000
Net cash provided by (used in) operating activities	(749)	(749)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds in additional paid in capital	749	749
Net cash provided by (used in) financing activities	749	749
Net increase (decrease) in cash
Cash at beginning of year
Cash at end of year
Common stock issued to founder for services rendered		1,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid
Income taxes paid